June 5, 2007

C1K1354457

For Internal Use Only
Sec File No. 91-01685

07071161

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
The NASDAQ Stock Market LLC (traded pursuant to unlisted trading privileges)
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Corporation
3. Class of New Derivative Securities Product:
Index Linked Note
4. Name of Underlying Instrument:
PHLX Housing Sector Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Narrow-based
6. Ticker Symbol(s) of New Derivative Securities Product:
PHE
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Listed on: NYSE
8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle on T + 3 (cash settled)
9. Position Limits of New Derivative Securities Product (if applicable):
N/A

PROCESSED
JUL 23 2007
THOMSON FINANCIAL

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Gary N. Sundick

Title:
Vice President, Listing Qualifications

Telephone Number:
301 978-5214

Manual Signature of Official Responsible for Form:
Gary N. Sundick

Date: **June 5, 2007**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN - 7 2007

END